Financial Instruments (Effect of Derivative Instruments Table) (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Derivative Instruments, Gain (Loss)
Amount of gain (loss) recognized in income on derivatives	$ (347)	[1]	$ (81)	[1]	$ 880	[1]
Gain (loss) recognized in earnings attributable to risk being hedged	340	[2]	108	[2]	(206)	[2]
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Recognized in OCI	216		6		(221)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Reclassified from AOCI to Earnings	167		253		(511)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, (Ineffectiveness) and Amounts Excluded from Effectiveness Testing	3	[3]	14	[3]	(12)	[3]
Foreign exchange Contracts | Derivative instruments in cash flow hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Recognized in OCI	43		32		(266)
Foreign exchange Contracts | Derivative instruments in net investment hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Recognized in OCI	173	[4]	(26)	[4]	45	[4]
Cost of financing | Interest rate contracts | Derivative instruments in fair value hedging relationships
Derivative Instruments, Gain (Loss)
Amount of gain (loss) recognized in income, recognized on derivative instruments in fair value hedges	(109)	[1]	65	[1]	271	[1]
Gain (loss) recognized in earnings attributable to risk being hedged	202	[2]	59	[2]	(117)	[2]
Interest expense | Interest rate contracts | Derivative instruments in fair value hedging relationships
Derivative Instruments, Gain (Loss)
Amount of gain (loss) recognized in income, recognized on derivative instruments in fair value hedges	(74)	[1]	55	[1]	205	[1]
Gain (loss) recognized in earnings attributable to risk being hedged	138	[2]	50	[2]	(89)	[2]
Interest expense | Interest rate contracts | Derivative instruments in cash flow hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Reclassified from AOCI to Earnings			(6)		(8)
Interest expense | Foreign exchange Contracts | Derivative instruments in net investment hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Reclassified from AOCI to Earnings					0
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, (Ineffectiveness) and Amounts Excluded from Effectiveness Testing	3	[3],[4]	11	[3],[4]	(9)	[3],[4]
Other (income) and expense | Foreign exchange Contracts | Derivative instruments in cash flow hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Reclassified from AOCI to Earnings	162		237		(247)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, (Ineffectiveness) and Amounts Excluded from Effectiveness Testing	0	[3]	3	[3]	(3)	[3]
Other (income) and expense | Foreign exchange Contracts | Derivative instruments not designated as hedging instruments
Derivative Instruments, Gain (Loss)
Amount of gain (loss) recognized in income on derivatives	(328)	[1]	(311)	[1]	352	[1]
Other (income) and expense | Warrants | Derivative instruments not designated as hedging instruments
Derivative Instruments, Gain (Loss)
Amount of gain (loss) recognized in income on derivatives					10	[1]
Cost of sales | Foreign exchange Contracts | Derivative instruments in cash flow hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Reclassified from AOCI to Earnings	(34)		7		(182)
SG&A expense | Foreign exchange Contracts | Derivative instruments in cash flow hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Reclassified from AOCI to Earnings	39		16		(74)
SG&A expense | Equity contracts | Derivative instruments not designated as hedging instruments
Derivative Instruments, Gain (Loss)
Amount of gain (loss) recognized in income on derivatives	$ 164	[1]	$ 110	[1]	$ 42	[1]

[1]

The amount includes changes in clean fair values of the derivative instruments in fair value hedging relationships and the periodic accrual for coupon payments required under these derivative contracts.

[2]

The amount includes basis adjustments to the carrying value of the hedged item recorded during the period and amortization of basis adjustments recorded on de-designated hedging relationships during the period.

[3]	The amount of gain/(loss) recognized in income represents ineffectiveness on hedge relationships.
[4]	Instruments in net investment hedges include derivative and non-derivative instruments.